UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       MARCH 31, 2002
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CHARTER OAK PARTNERS
           --------------------------------------------------
Address:   10 WRIGHT STREET
           --------------------------------------------------
           WESTPORT CT 06881
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      FINE PARTNERS L.P.
           --------------------------------------------------
Title:     JERROLD N. FINE, GENERAL PARTNER
           --------------------------------------------------
Phone:     203-226-7591
           --------------------------------------------------

Signature, Place, and Date of Signing:

    /s/ Jerrold N. Fine        Westport, CT          05/15/02
------------------------   -----------------------  ----------
      [Signature]             [City, State]           [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

        Form 13F File Number    Name

        28-
           -------------        --------------------------------------------


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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                     4
                                               -------------

Form 13F Information Table Entry Total:               35
                                               -------------

Form 13F Information Table Value Total:        $ 430,560
                                               -------------
                                               (thousands)


List of Other Included Managers:
1. ROBERT JAFFEE, GENERAL PARTNER
2. DEBORAH ZISKIN, GENERAL PARTNER
3. MARGARET EPPRECHT, GENERAL PARTNER
4. GREG LEWIN, GENERAL PARTNER

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.           Form 13F File Number        Name

                   28-
     ------           -----------              --------------------------


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
                           Form 13F INFORMATION TABLE


       COLUMN 1         COLUMN 2    COLUMN 3    COLUMN 4    COLUMN 5       COLUMN 6  COLUMN 7    COLUMN 8
------------------- --------------- --------  -------- ---------------- ---------- -------- ----------------
                                               VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
    NAME OF ISSUER   TITLE OF CLASS   CUSIP   (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
ANTHEM INC               COMMON      03674B104  11,514    200,000          X         X            X
------------------------------------------------------------------------------------------------------------
ANTHEM INC               PREFERRED   03674B203     145      2,000          X         X            X
------------------------------------------------------------------------------------------------------------
ARCH COAL INC            COMMON      039380100   3,207    150,000          X         X            X
------------------------------------------------------------------------------------------------------------
AT&T WIRELESS SVCS INC   COMMON      00209A106  13,425  1,500,000          X         X            X
-----------------------------------------------------------------------------------------------------------
BOSTON SCIENTIFIC CORP   COMMON      101137107  12,545    500,000          X         X            X
-----------------------------------------------------------------------------------------------------------
BRASS EAGLE INC          COMMON      10553F106  17,638  3,674,474          X         X            X
------------------------------------------------------------------------------------------------------------
BRITOL MYERS SQUIBB CO   COMMON      110133108   6,478    160,000          X         X            X
------------------------------------------------------------------------------------------------------------
CHUBB CORP               COMMON      171232101  36,550    500,000          X         X            X
------------------------------------------------------------------------------------------------------------
COMCAST CORP.            COMN SPCL A 200300200   9,540    300,000          X         X            X
------------------------------------------------------------------------------------------------------------
CONDUCTUS INC            COMMON      206784100   1,100    500,000          X         X            X
------------------------------------------------------------------------------------------------------------
CONSOL ENERGY INC        COMMON      20854P109   4,743    180,700          X         X            X
------------------------------------------------------------------------------------------------------------
CSX CORP                 COMMON      126408103  19,055    500,000          X         X            X
------------------------------------------------------------------------------------------------------------
DICK CLARK PRODUCTIONS INC. COM      181512104  11,692    812,500          X         X            X
------------------------------------------------------------------------------------------------------------
EASTMAN CHEM CO             COM      277432100  12,198    250,000          X         X            X
------------------------------------------------------------------------------------------------------------
EVEREST REINSURANCE INC. COMMON      G3223R108  27,736    400,000          X         X            X
------------------------------------------------------------------------------------------------------------
FLAMEL TECH S.A.         SPON. ADR   338488109     656    305,000          X         X            X
------------------------------------------------------------------------------------------------------------
HOUSEHOLD INTL INC       COMMON      441815107   4,355     76,665          X         X            X
------------------------------------------------------------------------------------------------------------
KERR MCGEE CORP          COMMON      492386107  10,685    170,000          X         X            X
------------------------------------------------------------------------------------------------------------
KINDRED HEALTHCARE INC   COMMON      494580103   6,120    151,100          X         X            X
------------------------------------------------------------------------------------------------------------
KING PHARMACEUTICALS INC COMMON      495582AG3  17,505    500,000          X         X            X
------------------------------------------------------------------------------------------------------------
KOS PHARMACEUTICALS INC  COMMON      500648100     696     25,000          X         X            X
------------------------------------------------------------------------------------------------------------
MASSEY ENERGY CORP       COMMON      576206106   2,535    150,000          X         X            X
------------------------------------------------------------------------------------------------------------
NESTLE SA CHF1 (REGD)    COMMON      N/A        56,248    250,000          X         X            X
------------------------------------------------------------------------------------------------------------
NORFORK SOUTHERN CORP    COMMON      655844108   5,985    250,000          X         X            X
------------------------------------------------------------------------------------------------------------
OCEAN ENERGY INC         COMMON      67481E106   3,958    200,000          X         X            X
------------------------------------------------------------------------------------------------------------
OM GROUP INC             COMMON      670872100  16,268    225,000          X         X            X
------------------------------------------------------------------------------------------------------------
PACIFIC GULF PPTYS INC   COMMON      694396102   1,201    676,800          X         X            X
------------------------------------------------------------------------------------------------------------
PEABODY ENERGY CORP      COMMON      704549104   4,343    150,000          X         X            X
------------------------------------------------------------------------------------------------------------
SCHERING PLOUGH CORPN    COMMON      806605101  31,300  1,000,000          X         X            X
------------------------------------------------------------------------------------------------------------
TJX COMPANIES INC        COMMON      872539101  12,303    307,500          X         X            X
------------------------------------------------------------------------------------------------------------
TRANSATLATIC HLDGS INC   COMMON      893521904  33,222    404,550          X         X            X
------------------------------------------------------------------------------------------------------------
TRAVELERS PPTY CAS CORP. COMMON      894200109  10,000    500,000          X         X            X
------------------------------------------------------------------------------------------------------------
UNOCAL CORP              COMMON      915289102  19,475    500,000          X         X            X
------------------------------------------------------------------------------------------------------------
VASOGEN INC              COMMON      92232F103   4,800  1,200,000          X         X            X
------------------------------------------------------------------------------------------------------------
WORLDCOM GRP             COMMON      98157D106   1,339     35,000          X         X            X
------------------------------------------------------------------------------------------------------------

NOTE:
  The limited contents of Forms 13F cannot be used as a basis of determining actual or prospective investment performance, and any attempt to use such information may be materially misleading.

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